SHARE CAPITAL - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	7,366,252	7,275,744	5,638,383
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.32	$ 13.19	$ 13.29
Weighted average remaining contractual life of outstanding share options (Year)	7 years 4 months 24 days
Options Exercisable Number of Options | Share	4,233,617
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 13.26
Weighted Average Remaining Contractual Life Of Exercisable Share Options	6 years 4 months 13 days
5.01 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	2,595,193
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.43
Weighted average remaining contractual life of outstanding share options (Year)	6 years 11 months 4 days
Options Exercisable Number of Options | Share	1,370,545
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.69
Weighted Average Remaining Contractual Life Of Exercisable Share Options	4 years 10 months 2 days
5.01 - 10.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 5.01
5.01 - 10.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10
10.01 - 15.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	3,304,827
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.82
Weighted average remaining contractual life of outstanding share options (Year)	7 years 11 months 4 days
Options Exercisable Number of Options | Share	1,651,640
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 13.41
Weighted Average Remaining Contractual Life Of Exercisable Share Options	7 years 2 months 23 days
10.01 - 15.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.01
10.01 - 15.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15
15.01 - 20.00[Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	997,732
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 16.42
Weighted average remaining contractual life of outstanding share options (Year)	6 years 10 months 6 days
Options Exercisable Number of Options | Share	781,332
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.35
Weighted Average Remaining Contractual Life Of Exercisable Share Options	6 years 8 months 4 days
15.01 - 20.00[Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15.01
15.01 - 20.00[Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20
20.01 - 250.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	468,500
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 21.61
Weighted average remaining contractual life of outstanding share options (Year)	7 years 5 months 1 day
Options Exercisable Number of Options | Share	430,100
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 21.6
Weighted Average Remaining Contractual Life Of Exercisable Share Options	7 years 5 months 1 day
20.01 - 250.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20.01
20.01 - 250.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 250